Amortized Cost and Approximate Fair Values of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Fair Value	$ 91,820	$ 56,859
U.S. government and agency securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	30,760	12,500
Gross Unrealized Gains	86	45
Gross Unrealized Losses	11	3
Fair Value	30,835	12,542
Obligations of states and municipalities
Schedule of Available-for-sale Securities
Amortized Cost Basis	13,598	12,916
Gross Unrealized Gains	956	698
Gross Unrealized Losses	3	1
Fair Value	14,551	13,613
Corporate Debt Securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	2,006	2,509
Gross Unrealized Gains	52	4
Gross Unrealized Losses	5	29
Fair Value	2,053	2,484
Mortgage-backed securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	42,737	26,617
Gross Unrealized Gains	601	416
Gross Unrealized Losses	81	166
Fair Value	43,257	26,867
SBA loan pool
Schedule of Available-for-sale Securities
Amortized Cost Basis	1,010	1,231
Gross Unrealized Gains	114	122
Fair Value	1,124	1,353
Equity Securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	358	5,346
Fair Value	358	5,346
Money Market Funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	(358)	(5,346)
Fair Value	(358)	(5,346)
Available-for-sale Securities
Schedule of Available-for-sale Securities
Amortized Cost Basis	90,111	55,773
Gross Unrealized Gains	1,809	1,285
Gross Unrealized Losses	100	199
Fair Value	91,820	56,859
Available - for - sale equity securities, excluding money market funds
Schedule of Available-for-sale Securities
Amortized Cost Basis	90,469	61,119
Gross Unrealized Gains	1,809	1,285
Gross Unrealized Losses	100	199
Fair Value	$ 92,178	$ 62,205